Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
Inventories, net

Note 5 – Inventories, net

Inventory consisted of the following:

	December 31, 2022	December 31, 2021

Goods in transit	$357,484	$601,689
Finished goods	12,920,721	11,715,077
Inventories, net	$13,278,205	$12,316,766